Schedule of provisions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Balance at the beginning of the year	$ 30,896	$ 26,070
Additions	33,305	24,052
Reversals	(20,132)	(13,140)
Interest accrual	746	1,389
Payments	(5,327)	(1,721)
Foreign exchange effect	(2,385)	(5,147)
Other	(275)	(607)
Balance at the end of the year	36,828	30,896
Legal proceedings provision tax [member]
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Balance at the beginning of the year	6,234
Additions	9,943
Reversals	(8,572)
Interest accrual	(418)
Payments	(2,162)
Foreign exchange effect	(448)
Other	(43)
Balance at the end of the year	4,534	6,234
Legal Proceedings Provision Labor [Member]
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Balance at the beginning of the year	15,208
Additions	12,328
Reversals	(7,012)
Interest accrual	1,131
Payments	(1,739)
Foreign exchange effect	(1,087)
Other	(150)
Balance at the end of the year	18,679	15,208
Legal proceedings provision civil [member]
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Balance at the beginning of the year	785
Additions	1,676
Reversals	(754)
Interest accrual	40
Payments	(935)
Foreign exchange effect	(30)
Other	(82)
Balance at the end of the year	700	785
Legal proceedings provision environmental [member]
ReconciliationOfChangesInOtherProvisionsLineItems [Line Items]
Balance at the beginning of the year	8,669
Additions	9,358
Reversals	(3,794)
Interest accrual	(7)
Payments	(491)
Foreign exchange effect	(820)
Other
Balance at the end of the year	$ 12,915	$ 8,669